Accounting Policies, by Policy (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Use of Estimates

Use of Estimates — The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Significant estimates and assumptions reflected in these consolidated financial statements included, but are not limited to, revenue recognition, provision for transaction losses, accounting for business combinations, determination of useful lives of property and equipment, valuation and useful lives of intangible assets, impairment assessment of goodwill, internal-use software, valuation of common stock, valuation of stock warrants, valuation of convertible notes, stock option valuations, income taxes, and the recognition and disclosure of contingent liabilities. The Company evaluates its estimates and assumptions on an ongoing basis. Actual results could differ from those estimates and such differences may be material to the consolidated financial statements.

Revenue Recognition and Related Receivables

Revenue Recognition and Related Receivables — The following table summarizes revenue by type for the quarters ended March 31, 2022 and 2021:

	Three Months Ended March 31,
	2022	2021
Consumer revenues
Service and subscription fees	$46,394	$30,472
Net interest income on finance receivables	2,568	1,662
Total consumer revenues	48,962	32,134
Enterprise service revenues	20,752	996
Total revenue, net	$69,714	$33,130

Revenue Recognition and Related Receivables — The ML Plus membership was developed to allow customers to access affordable credit through asset collateralization, build savings, improve financial literacy and track their financial health. In 2019 the Company began offering the Credit Builder Plus membership, which is intended to emphasize the program’s ability to help customers build credit while also saving. These programs are offered directly to MoneyLion customers. Members also receive access to the Company’s banking account, managed investment services, credit tracking services and Instacash advances. Revenue is recognized as the Company transfers control of promised goods or services to members, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods or services. The Company evaluates whether it is appropriate to recognize revenue on a gross or net basis based upon its evaluation of whether the Company obtains control of the specified goods or services by considering if it is primarily responsible for fulfilment of the promise, and has the latitude in establishing pricing, among other factors. Based on the Company’s evaluation of these factors, revenue is recorded either gross or net of costs associated with the transaction.

Membership subscription revenue is recognized on a daily basis throughout the term of the individual subscription agreements, as the control of the membership services is delivered to the customer evenly throughout that term. Membership receivables are recorded at the amount billed to the customer. The Company policy is to suspend recognition of subscription revenue when the last scheduled subscription payment is 30 days past due, or when, in the Company’s estimation, the collectability of the account is uncertain. Membership subscription revenue is recognized gross over time.

Members of the Credit Builder Plus membership program typically receive the cash related to loans and interest-free Instacash advances in 1-3 business days. Members may elect to receive cash immediately through the Company’s instant transfer option. The Company charges a fee when the instant transfer option is elected by a member. Instant transfer fees are recognized gross over the term of the loan or Instacash advance, as the services related to these fees are not distinct from the services of the loan or Instacash advance. The receivable related to the instant transfer option fee is recorded at the amount billed to the customer.

With respect to the Company’s Instacash advance service, the Company provides customers with the option to provide a tip for the offering. Fees earned on tips are recognized gross over the term of the Instacash advance, as the services related to these fees are not distinct from the services of the Instacash advance. Advances typically include a term of 30 days or less, depending on the individual’s pay cycle. The Company’s policy is to suspend the account when an advance is 60 days or more past the scheduled payment date on a contractual basis or when, in the Company’s estimation, the collectability of the account is uncertain. The receivable related to the tip is recorded at the amount billed to the customer.

Affiliate revenue is generated by displaying ads on the Company’s mobile application and by sending emails or other messages to customers promoting affiliate services. For affiliate services, the Company enters into agreements with the affiliates in the form of a signed contract, which specify the terms of the services and fees, prior to running advertising and promotional campaigns. The Company recognizes revenue from the display of impression-based ads and distribution of impression-based emails in the period in which the impressions are delivered in accordance with the contractual terms of the customer arrangements. Impressions are considered delivered when a member clicks on the advertisement or promotion.

Interest income and the related accrued interest receivables on loan-related finance receivables is accrued based upon the daily principal amount outstanding except for when these loans are on nonaccrual status. The Company recognizes interest income using the interest method. The Company’s policy is to suspend recognition of interest income on finance receivables and place the loan on nonaccrual status when the account is 60 days or more past due on a contractual basis or when, in the Company’s estimation, the collectability of the account is uncertain, and the account is less than 90 days contractually past due.

Digital media and content production services provided to third parties are generally earned and recognized over time as the performance obligations within the contracts are satisfied. The revenue is recorded in other income in the statement of operations. Contracts for digital media and content production services are typically short-term.

Allowance for Losses on Receivables

Allowance for Losses on Receivables — An allowance for losses on consumer receivables is established to provide for probable losses incurred in the Company’s consumer receivables at the balance sheet date and is established through a provision for losses on receivables. Charge-offs, net of recoveries, are charged directly to the allowance. The allowance is based on management’s assessment of many factors, including changes in the nature, volume, and risk characteristics of the consumer receivables portfolio, including trends in delinquency and charge-offs and current economic conditions that may affect the consumer’s ability to pay. The allowance is developed on a general basis and each period management assesses each product type by origination cohort in order to determine the forecasted performance of those cohorts and arrive at an appropriate allowance rate for that period. While management uses the best information available to make its evaluation, future adjustments to the allowance may be necessary if there are significant changes in any of the factors.

The Company’s charge-off policy is to charge-off finance receivables for loans and related accrued interest receivables, net of expected recoveries, in the month in which the account becomes 90 days contractually past due and charge-off finance receivables for advances and related fee receivables in the month in which the account becomes 60 days past due. If an account is deemed to be uncollectable prior to this date, the Company will charge-off the receivable in the month it is deemed uncollectable.

The Company determines the past due status using the contractual terms of the finance receivables. This is the credit quality indicator used to evaluate the required allowance for losses on finance receivables for each portfolio of products.

An allowance for losses on service and subscription fee receivables is established to provide probable losses incurred in the Company’s service and subscription fee receivables at the balance sheet date and is established through a provision for losses on receivables. Charge-offs, net of recoveries, are charged directly to the allowance. The allowance is based on management’s assessment of historical charge-offs and recoveries on these receivables, as well as certain qualitative factors including current economic conditions that may affect the customers’ ability to pay. Prior to the period ended June 30, 2021, the allowance related to these receivables had not been material to the consolidated financial statements.

Receivables from enterprise services have a low rate of default, and as such the related allowance is not material. The Company monitors enterprise receivable default rates for any indication of a deterioration in average credit quality that may result in more material levels of allowance for losses.

Allowance for Losses on Receivables — An allowance for losses on finance receivables and related accrued interest and fee receivables is established to provide for probable losses incurred in the Company’s finance receivables at the balance sheet date and is established through a provision for losses on receivables. Charge-offs, net of recoveries, are charged directly to the allowance. The allowance is based on management’s assessment of many factors, including changes in the nature, volume, and risk characteristics of the finance receivables portfolio, including trends in delinquency and charge-offs and current economic conditions that may affect the borrower’s ability to pay. The allowance is developed on a general basis and each period management assesses each product type by origination cohort in order to determine the forecasted performance of those cohorts and arrive at an appropriate allowance rate for that period. While management uses the best information available to make its evaluation, future adjustments to the allowance may be necessary if there are significant changes in any of the factors.

The Company’s charge-off policy is to charge-off finance receivables for loans and related accrued interest receivables, net of expected recoveries, in the month in which the account becomes 90 days contractually past due and charge-off finance receivables for advances and related fee receivables in the month in which the account becomes 60 days past due. If an account is deemed to be uncollectable prior to this date, the Company will charge-off the receivable in the month it is deemed uncollectable.

The Company determines the past due status using the contractual terms of the finance receivables. This is the credit quality indicator used to evaluate the required allowance for losses on finance receivables for each portfolio of products.

An allowance for losses on membership and fees receivables is established to provide probable losses incurred in the Company’s membership and fee receivables at the balance sheet date and is established through a provision for losses on receivables. Charge-offs, net of recoveries, are charged directly to the allowance. The allowance is based on management’s assessment of historical charge-offs and recoveries on these receivables, as well as certain qualitative factors including current economic conditions that may affect the customers’ ability to pay. Prior to the period ended June 30, 2021, the allowance related to these receivables had not been material to the consolidated financial statements.

Segment Information

Segment Information — Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. The Company’s chief operating decision maker is the chief executive officer. The Company has one business activity and there are no segment managers who are held accountable for material operations, operating results and plans for levels or components below the consolidated unit level. Accordingly, the Company has one operating segment, and therefore, one reportable segment.

Governmental Regulation

Governmental Regulation — The Company is subject to various state and federal laws and regulations in each of the states in which it operates, which are subject to change and may impose significant costs or limitations on the way the Company conducts or expands its business. The Company’s loans are originated under individual state laws, which may carry different rates and rate limits, and have varying terms and conditions depending upon the state in which they are offered. The Company is licensed or exempt from licensing to make loans in substantially all states in the United States of America. Other governmental regulations include, but are not limited to, imposed limits on certain charges, insurance products and required licensing and qualification.

Fair Value Measurements

Fair Value Measurements — Assets and liabilities recorded at fair value on a recurring basis in the balance sheet are categorized based upon the level of judgment associated with the inputs used to measure their fair values. Fair value is defined as the exchange price that would be received for an asset or an exit price that would be paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The authoritative guidance on fair value measurements establishes a three-tier fair value hierarchy for disclosure of fair value measurements as follows:

Level 1:

Valuations for assets and liabilities traded in active exchange markets, such as the New York Stock Exchange. Valuations are obtained from readily available pricing sources for market transactions involving identical assets or liabilities.

Level 2:	Valuations for assets and liabilities traded in less active dealer or broker markets. Valuations are obtained from third-party pricing services for identical or similar assets or liabilities.
Level 3:

Valuations for assets and liabilities that are derived from other valuation methodologies including option pricing models, discounted cash flow models and similar techniques, and not based on market exchange, dealer or broker traded transactions. Level 3 valuations incorporate certain assumptions and projections determined by management in estimating the fair value assigned to such assets or liabilities.

The Company evaluates the significance of transfers between levels based upon the nature of the financial instruments and size of the transfer relative to total net assets available for benefits. For the years ended December 31, 2021 and 2020, there were no transfers in or out of levels 1, 2 or 3.

Net Loss Per Share

Net Loss Per Share — The Company calculated basic and diluted net loss per share attributable to common stockholders in conformity with the two-class method required for companies with participating securities. The Company considered the redeemable convertible preferred stock to be a participating security as the holders are entitled to receive aggregated accrued and not paid dividends if/when declared by the board of directors at a dividend rate payable in preference and priority to the holders of common stock.

Under the two-class method, basic net loss per share attributable to common stockholders was calculated by dividing the net loss by the weighted-average number of shares of common stock outstanding during the period. The net loss attributable to common stockholders was not allocated to the redeemable convertible preferred stock as the holders of redeemable convertible preferred stock do not have a contractual obligation to share in losses, which is consistent with the if converted method of calculation. Diluted net loss per share attributable to common stockholders was computed by giving effect to all potentially dilutive common stock equivalents outstanding for the period. For purposes of this calculation, redeemable convertible preferred stock, stock options, restricted stock units, right to receive Earnout Shares, as defined in Note 3, “Business Combination,” and warrants to purchase redeemable convertible preferred stock and common stock were considered common shares equivalents but had been excluded from the calculation of diluted net loss per share attributable to common stockholders as their effect was anti-dilutive. In periods in which the Company reports a net loss attributable to all classes of common stockholders, diluted net loss per share attributable to all classes of common stockholders is the same as basic net loss per share attributable to all classes of common stockholders, since dilutive common shares are not assumed to have been issued if their effect is anti-dilutive. The Company reported net losses attributable to common stockholders for the fiscal years ended December 31, 2021 and 2020.

Cash

Cash — Cash includes cash and cash equivalents held at financial institutions. For purposes of the consolidated financial statements, the Company considers all highly liquid investments purchased with a maturity date of three months or less to be cash equivalents. At times, the Company may maintain deposits with financial institutions in excess of the Federal Deposit Insurance Corporation insurance limits, but management believes any such amounts do not represent a significant credit risk.

Restricted Cash

Restricted Cash — Restricted cash consists of cash required to be held on reserve by the Company’s vendors for purposes of loan or advance processing or funding and cash on hand in the VIEs. All cash accounts are held in federally insured institutions, which may at times exceed federally insured limits. The Company has not experienced losses in such accounts. Management believes the Company’s exposure to credit risk is minimal for these accounts.

Goodwill

Goodwill — The Company performs goodwill impairment testing annually, on the last day of the fiscal year or more frequently if indicators of potential impairment exist. The goodwill impairment test is performed at the reporting unit level. The Company first evaluates whether it is more likely than not that the fair value of the reporting unit has fallen below its carrying amount. No indicators of fair value falling below the reporting unit carrying amount were noted on a quantitative or qualitative basis during the fiscal year 2021 assessment.

Intangible Assets

Intangible Assets — The Company’s intangible assets are made up of internal use software and acquired proprietary technology, customer relationships and trade names. The Company capitalizes qualifying internal use software development costs that are incurred during the application development stage, provided that management with the relevant authority authorizes the project, it is probable the project will be completed, and the software will be used to perform the function intended. Costs incurred during the application development stage internally or externally are capitalized and amortized on a straight-line basis over the expected useful life of three to seven years depending on the nature of the software development. Costs related to preliminary project activities and post-implementation operation activities, including training and maintenance, are expensed as incurred.

Intangible Assets — The Company’s intangible assets are made up of internal use software and acquired proprietary technology, customer relationships and trade names. The Company capitalizes qualifying internal use software development costs that are incurred during the application development stage, provided that management with the relevant authority authorizes the project, it is probable the project will be completed, and the software will be used to perform the function intended. Costs incurred during the application development stage internally or externally are capitalized and amortized on a straight-line basis over the expected useful life of three years. Costs related to preliminary project activities and post-implementation operation activities, including training and maintenance, are expensed as incurred.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets — Long-lived assets, such as property and equipment and intangible assets, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. The carrying amount of a long-lived asset is not recoverable if it exceeds the sum of the undiscounted future cash flows expected to result from the use and eventual disposition of the asset. The amount of impairment loss, if any, is measured as the difference between the carrying value of the asset and its estimated fair value. Fair value is determined through various valuation techniques, including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary. No impairment charges were recognized during the years ended December 31, 2021 and 2020.

Income Taxes

Income Taxes — Deferred tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effects of future tax rate changes are recognized in the period when the enactment of new rates occurs.

When tax returns are filed, it is highly certain that some positions taken would be sustained upon examination by the taxing authorities, while others are subject to uncertainty about the merits of the positions taken or the amount of the positions that would be ultimately sustained. The benefit of a tax position is recognized in the consolidated financial statements in the period during which, based on all available evidence, it is more likely than not that the position will be sustained upon examination, including the resolution of appeals or litigation processes, if any. Tax positions taken are not offset or aggregated with other positions. Tax positions that meet the more likely than not recognition threshold are measured as the largest amount of tax benefit that is more than 50% likely of being realized upon settlement with the applicable taxing authority. The portion of the benefits associated with tax positions taken that exceeds the amount measured as described above is reflected as a liability for unrecognized tax benefits in the accompanying consolidated balance sheets along with any associated interest and penalties that would be payable to the taxing authorities upon examination. Interest and penalties associated with unrecognized tax benefits are classified as additional income taxes in the consolidated statements of operations.

Stock-Based Compensation

Stock-Based Compensation — The Company accounts for the restricted stock units (“RSUs”) and performance share units (“PSUs”) granted to employees or directors as stock-based compensation expense based on their grant date fair value. The grant date fair value is based on the price of MoneyLion Class A Common Stock on the day of the grant. Some PSUs have been granted with a performance condition based on the Company’s operating performance. These performance conditions are assessed each reporting period and expense related to these PSUs is adjusted by a factor consistent with the expected performance as of the reporting date.

The Company accounts for its stock options granted to employees or directors as stock-based compensation expense based on their grant date fair value. The Company uses a Black-Scholes option valuation model to measure the fair value of options at the date of grant.

Some PSU awards are issued with a market condition which are valued on the grant date utilizing a Monte Carlo simulation model.

The Black-Scholes option pricing model and the Monte Carlo simulation model require estimates of future stock price volatility, expected term, risk-free interest rate and forfeitures.

The fair value of all awards is recognized as an expense over the requisite service period in the Company’s consolidated statement of operations. Forfeitures are accounted for as they are incurred.

-Based Compensation — The Company accounts for its stock options granted to employees or directors as stock-based compensation expense based on their grant date fair value. The Company uses an option valuation model to measure the fair value of options at the date of grant.

The Company accounts for the restricted stock units granted to employees or directors as stock-based compensation expense based on their grant date fair value. The grant date fair value is based on the price of MoneyLion Class A Common Stock on the day of the grant.

The fair value of the awards is recognized as an expense over the requisite service period in the Company’s consolidated statement of operations. Forfeitures are accounted for as they are incurred.

Warrant Liability

Warrant Liability — The Company does not use derivative instruments to hedge exposures to cash flow, market, or foreign currency risks. The Company evaluates all financial instruments, including issued stock purchase warrants, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives, pursuant to Accounting Standards Codification (“ASC”) 480 and ASC 815. The Company accounts for its outstanding Public Warrants and Private Placement Warrants (as defined in Note 14. “Stock Warrants”) in accordance with the guidance contained in Accounting Standards Codification 815-40, “Derivatives and Hedging — Contracts on an Entity’s Own Equity” (“ASC 815-40”).

The Company determined that the Private Placement Warrants do not meet the criteria for equity treatment thereunder. For issued or modified warrants that do not meet all the criteria for equity treatment, the warrants are required to be recorded at their initial fair value on the date of issuance, and each balance sheet date thereafter. Changes in the estimated fair value of the warrants are recognized as a non-cash gain or loss on the statements of operations. As such, each Private Placement Warrant is recorded as a liability and any change in fair value is recognized in the Company’s statements of operations. The fair value of the Private Placement Warrants was estimated using a Black-Scholes Option Pricing Model.

The Public Warrants meet the conditions for equity classification in accordance with ASC 815-40. For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in capital at the time of issuance.

Convertible Notes

Subordinated Convertible Notes — As permitted under ASC 825, Financial Instruments (“ASC 825”), the Company has elected the fair value option to account for its Subordinated Convertible Notes (as defined below). In accordance with ASC 825, the Company records these Subordinated Convertible Notes at fair value with changes in fair value recorded as a component of other income (expense), net in the consolidated statement of operations. As a result of applying the fair value option, direct costs and fees related to the Subordinated Convertible Notes were expensed as incurred and were not deferred. The Company concluded that it was appropriate to apply the fair value option to the Subordinated Convertible Notes because there are no non-contingent beneficial conversion options related to the Subordinated Convertible Notes.

The Subordinated Convertible Notes were valued using a scenario-based discounted cash flow analysis. The Company estimated the probability and timing of the scenarios based on management’s assumptions and knowledge of specified events at issuance and as of each reporting date. The Subordinated Convertible Notes are classified as Level 3 because of the Company’s reliance on unobservable assumptions.

Contingent consideration from mergers and acquisitions

Contingent consideration from mergers and acquisitions — The Company determined that the contingent consideration related to the MALKA earnout provisions do not meet the criteria for equity treatment. For provisions that do not meet all the criteria for equity treatment, the contingent consideration is required to be recorded at fair value on the date of issuance, and each balance sheet date thereafter. Changes in the estimated fair value of the contingent consideration are recognized as a non-cash gain or loss on the statements of operations. As such, the MALKA earnout provision is recorded as a liability and any change in fair value is recognized in the Company’s statements of operations. The fair value of the MALKA earnout was estimated using a Monte Carlo Simulation Model.

Property and Equipment

Property and Equipment — Property and equipment is carried at cost. Depreciation is determined principally under the straight-line method over the estimated useful lives of the assets. Expenditures for maintenance and repairs are charged to expense as incurred.

The estimated useful lives of property and equipment are described below:

Debt Issuance Costs

Debt Issuance Costs — Costs incurred to obtain debt financing are capitalized and amortized into interest expense over the life of the related debt using a method that approximates the effective interest method. Debt issuance costs are recorded as a contra debt balance in the accompanying consolidated financial statements.

Marketing Costs		Marketing Costs — Costs related to marketing activities are expensed as incurred.
Recently Adopted Accounting Pronouncements

Recently Adopted Accounting Pronouncements — The Company adopted Accounting Standards Update (“ASU”) 2016-02, Leases (Topic 842), effective January 1, 2022, and applied the changes prospectively, recognizing a cumulative-effect adjustment to the beginning balance of retained earnings as of the adoption date. As permitted by the new guidance, the Company elected the package of practical expedients, which among other things, allowed historical lease classification to be carried forward. Upon adoption of the ASU No. 2016-02, the Company recognized an aggregate lease liability and right-of-use asset of $3,551, calculated based on the present value of the remaining minimum lease payments for qualifying leases as of January 1, 2022. The cumulative-effect adjustment recognized to the beginning balance of retained earnings was not material. The adoption of the new guidance did not impact the Company’s unaudited consolidated interim statements of operations or cash flows.

Recently Adopted Accounting Pronouncements —

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-15, Intangibles — Goodwill and Other — Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That is a Service Contract. The new guidance provides for the deferral of implementation costs for cloud computing arrangements and expensing those costs over the term of the cloud services arrangement. The new guidance is effective for fiscal years beginning after December 15, 2020 and interim periods in 2021. The adoption of the ASU did not have an impact on the Company’s consolidated financial statements.

In June 2018, the FASB issued ASU 2018-07, Compensation — Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting. The amendments in this update expand the scope of Topic 718 to include share-based payment transactions for acquiring goods and services from nonemployees. An entity should apply the requirements of Topic 718 to nonemployee awards except for specific guidance on inputs to an option pricing model and the attribution of cost (that is, the period of time over which share-based payment awards vest and the pattern of cost recognition over that period). The amendments specify that Topic 718 applies to all share-based payment transactions in which a grantor acquires goods or services to be used or consumed in a grantor’s own operations by issuing share-based payment awards. The amendments also clarify that Topic 718 does not apply to share-based payments used to effectively provide: (1) financing to the issuer, or (2) awards granted in conjunction with selling goods or services to customers as part of a contract accounted for under Topic 606, Revenue from Contracts with Customers. The amendments in this update are effective for public business entities for fiscal years beginning after December 15, 2018, including interim periods within that fiscal year. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. Early adoption is permitted, but no earlier than an entity’s adoption date of Topic 606. The adoption of the ASU did not have a material impact on the Company’s consolidated financial statements.

Recently Issued Accounting Pronouncements Not Yet Adopted

Recently Issued Accounting Pronouncements Not Yet Adopted — The Company currently qualifies as an “emerging growth company” under the Jumpstart Our Business Startups Act of 2012. Accordingly, the Company has the option to adopt new or revised accounting guidance either (i) within the same periods as those otherwise applicable to non-emerging growth companies or (ii) within the same time periods applicable to private companies. The Company has elected to adopt new or revised accounting guidance within the same time period as private companies, unless, as indicated below, management determines it is preferable to take advantage of early adoption provisions offered within the applicable guidance.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which, along with subsequent related ASUs, creates a new credit impairment standard for financial assets measured at amortized cost and available-for-sale debt securities. The ASU requires financial assets measured at amortized cost (including loans, trade receivables and held-to-maturity debt securities) to be presented at the net amount expected to be collected, through an allowance for credit losses that are expected to occur over the remaining life of the asset, rather than incurred losses. The ASU requires that credit losses on available-for-sale debt securities be presented as an allowance rather than as a direct write-down. The measurement of credit losses for newly recognized financial assets (other than certain purchased assets) and subsequent changes in the allowance for credit losses are recorded in the statement of income as the amounts expected to be collected change. The ASU is effective for nonpublic entities for fiscal years beginning after December 15, 2022, and interim periods within those fiscal years. Early adoption is permitted for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. The Company is in process of evaluating the impact that adoption of this new guidance will have on its consolidated financial statements and related disclosures.

In December 2019, the FASB issued ASU No. 2019-12, Simplifying the Accounting for Income Taxes (Topic 740). The amendments in the updated guidance simplify the accounting for income taxes by removing certain exceptions and improving consistent application of other areas of the topic by clarifying the guidance. The new guidance is effective for fiscal years beginning after December 15, 2021 and interim periods within fiscal years beginning after December 15, 2022. Early adoption is permitted. The Company believes the adoption impact of ASU 2019-12 will not be material to the consolidated financial statements and related disclosures.

In March 2020, the FASB issued ASU No. 2020-04, Reference Rate Reform (Topic 848): Facilitating of the Effects of Reference Rate Reform on Financial Reporting, which provides optional expedients and exceptions for applying U.S. GAAP to contracts, hedging relationships and other transactions in which the reference London Interbank Offered Rate (“LIBOR”) or another reference rate is expected to be discontinued as a result of the Reference Rate Reform. This ASU is intended to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. The new guidance is effective for fiscal years beginning after December 15, 2021 and interim periods within fiscal years beginning after December 15, 2022. Early adoption is permitted. The Company has no significant contracts based on LIBOR as of March 31, 2022. As such, the Company currently does not intend to elect the optional expedients and exceptions.

In August 2020, the FASB issued ASU 2020-06, Debt — Debt With Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity. The ASU simplifies the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments and contracts on an entity’s own equity. The updated standard will be effective for the Company on January 1, 2024; however, early adoption of the ASU is permitted on January 1, 2021. The Company is in process of evaluating the impact that the updated standard will have on its consolidated financial statements and related disclosures.

Recently Issued Accounting Pronouncements Not Yet Adopted —

The Company currently qualifies as an “emerging growth company” under the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Accordingly, the Company has the option to adopt new or revised accounting guidance either (i) within the same periods as those otherwise applicable to non-emerging growth companies or (ii) within the same time periods applicable to private companies. The Company has elected to adopt new or revised accounting guidance within the same time period as private companies, unless, as indicated below, management determines it is preferable to take advantage of early adoption provisions offered within the applicable guidance.

In February 2016, the FASB Issued ASU 2016-02, Leases (Topic 842). The guidance in this ASU supersedes the leasing guidance in Topic 840, Leases. Under the new guidance, lessees are required to recognize lease assets and lease liabilities on the balance sheet for all leases with terms longer than 12 months. Leases will be classified as either finance or operating with classification affecting the pattern of expense recognition in the income statement. A modified retrospective transition approach is required for lessees for capital and operating leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements, with certain practical expedients available. The new standard is effective for the Company on January 1, 2022. The Company is in the process of evaluating the impact that the pending adoption of this new guidance will have on its consolidated financial statements and related disclosures.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which creates a new credit impairment standard for financial assets measured at amortized cost and available-for-sale debt securities. The ASU requires financial assets measured at amortized cost (including loans, trade receivables and held-to-maturity debt securities) to be presented at the net amount expected to be collected, through an allowance for credit losses that are expected to occur over the remaining life of the asset, rather than incurred losses. The ASU requires that credit losses on available-for-sale debt securities be presented as an allowance rather than as a direct write-down. The measurement of credit losses for newly recognized financial assets (other than certain purchased assets) and subsequent changes in the allowance for credit losses are recorded in the statement of income as the amounts expected to be collected change. The ASU is effective for nonpublic entities for fiscal years beginning after December 15, 2022, and interim periods within those fiscal years. Early adoption is permitted for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. The Company is in process of evaluating the impact that adoption of this new guidance will have on its consolidated financial statements and related disclosures.

In December 2019, the FASB issued ASU No. 2019-12, Simplifying the Accounting for Income Taxes (Topic 740). The amendments in the updated guidance simplify the accounting for income taxes by removing certain exceptions and improving consistent application of other areas of the topic by clarifying the guidance. The new guidance is effective for fiscal years beginning after December 15, 2021 and interim periods within fiscal years beginning after December 15, 2022. Early adoption is permitted. The Company is currently in the process of evaluating the impact that the adoption of ASU 2019-12 will have on its consolidated financial statements and related disclosures.

In March 2020, the FASB issued ASU No. 2020-04, Reference Rate Reform (Topic 848): Facilitating of the Effects of Reference Rate Reform on Financial Reporting, which provides optional expedients and exceptions for applying U.S. GAAP to contracts, hedging relationships and other transactions in which the reference LIBOR or another reference rate is expected to be discontinued as a result of the Reference Rate Reform. This ASU is intended to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. The new guidance is effective for fiscal years beginning after December 15, 2021 and interim periods within fiscal years beginning after December 15, 2022. Early adoption is permitted. The Company has no significant contracts based on LIBOR as of December 31, 2021. As such, the Company currently does not intend to elect the optional expedients and exceptions.

In August 2020, the FASB issued ASU 2020-06, Debt — Debt With Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity. The ASU simplifies the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments and contracts on an entity’s own equity. The updated standard will be effective for the Company on January 1, 2024; however, early adoption of the ASU is permitted on January 1, 2021. The Company is in process of evaluating the impact that the updated standard will have on its consolidated financial statements and related disclosures.

Service and subscription fees

Service and subscription fees — The Credit Builder Plus membership was developed to allow consumer customers to access affordable credit through asset collateralization, build savings, improve financial literacy and track their financial health. The Credit Builder Plus membership is intended to emphasize the program’s ability to help consumer customers build credit while also saving. Members also receive access to the Company’s banking account, managed investment services, credit tracking services and Instacash advances.

The membership subscription fee is recognized on a daily basis throughout the term of the individual subscription agreements, as the control of the membership services is delivered to the customer evenly throughout that term. Subscription receivables are recorded at the amount billed to the customer. The Company policy is to suspend recognition of subscription revenue when the last scheduled subscription payment is 30 days past due, or when, in the Company’s estimation, the collectability of the account is uncertain. Membership subscription revenue is recognized gross over time.

As the Company performs promised services to members, including those services that the members receive access to as part of the Credit Builder Plus membership, revenue is recognized in an amount that reflects the consideration the Company expects to be entitled to in exchange for those services. The Company evaluates whether it is appropriate to recognize revenue on a gross basis or net of costs associated with the transaction based upon its evaluation of whether the Company obtains control of the specified services by considering if it is primarily responsible for fulfilment of the promise, and has the latitude in establishing pricing, among other factors.

Most service fees are related to the Company’s Instacash advance product. Users may obtain cash from interest-free Instacash advances in 1-3 business days or may elect to receive cash immediately through the Company’s instant transfer option. The Company charges a fee when the instant transfer option is elected by a customer. Instant transfer fees are recognized gross over the term of the Instacash advance, as the services related to these fees are not distinct from the services of the Instacash advance. The receivable related to the instant transfer option fee is recorded at the amount billed to the customer.

With respect to the Company’s Instacash advance service, the Company provides customers with the option to provide a tip for the offering. Fees earned on tips are recognized gross over the term of the Instacash advance, as the services related to these fees are not distinct from the services of the Instacash advance. Advances typically include a term of 30 days or less, depending on the individual’s pay cycle. The Company’s policy is to suspend the account when an advance is 60 days or more past the scheduled payment date on a contractual basis or when, in the Company’s estimation, the collectability of the account is uncertain. The receivable related to the tip is recorded at the amount billed to the customer.

Net interest income on loan receivables

Net interest income on loan receivables — Interest income and the related accrued interest receivables on loan-related receivables are accrued based upon the daily principal amount outstanding except for loans that are on nonaccrual status. The Company recognizes interest income using the interest method. The Company’s policy is to suspend recognition of interest income on finance receivables and place the loan on nonaccrual status when the account is 60 days or more past due on a contractual basis or when, in the Company’s estimation, the collectability of the account is uncertain, and the account is less than 90 days contractually past due.

Enterprise service revenues

Enterprise service revenues — The Company provides services to enterprise clients to allow them to better connect with existing end-users and reach new potential end-users. These services include lead generation services, advertising services and digital media and content production services custom designed to promote enterprise clients’ products and services.

The Company has a single performance obligation to provide lead generating services to financial institutions and financial service providers (“Product Partners”) whereby qualified consumers are matched with financial solutions offered by the Product Partners based on qualification and preference.

Lead generation fees are earned through the operation of a robust technology platform via an API that connects consumers to financial institutions and financial service providers. The Company’s API platform functions as a powerful definitive search, comparison and ad recommendation engine that provides consumers with personalized financial solution options and matches the demand and supply of financial services. The lead generating services conducted through the API comprise a series of distinct services that are substantially the same and have the same pattern of transfer. The Company is entitled to receive transaction fees that are based on performance structure, including but not limited to cost per funded loan, cost per approved credit card, cost per click or cost per savings accounts, or revenue share based on successful lead conversion. The transaction fees and revenue share are considered revenue from contracts with Product Partners, including financial institutions and other financial service providers. These fees and revenue share to which the Company expects to be entitled are deemed variable consideration because the loan volume over the contractual term is not known. Because the lead generating service performance obligation is a series of distinct services, the Company applies the variable consideration exception and allocates the variable consideration to the period in which the fees are earned, and recognizes revenue over time.

The Company generates advertising fees by displaying ads on the Company’s mobile application and by sending emails or other messages to potential end-users to promote the enterprise clients’ services. For advertising services, the Company enters into agreements with the enterprise clients in the form of a signed contract, which specifies the terms of the services and fees, prior to running advertising and promotional campaigns. The Company recognizes revenue from the display of impression-based ads and distribution of impression-based emails in the period in which the impressions are delivered in accordance with the contractual terms of the enterprise clients’ arrangements. Impressions are considered delivered when a member clicks on the advertisement or promotion.

Digital media and content production services provided to enterprise clients are generally earned and recognized over time as the performance obligations within the contracts are satisfied. Payment terms vary from contract to contract such that collections may occur in advance of services being rendered, as services are rendered or after services are rendered. Contracts for digital media and content production services are typically short-term in duration.

Valuation of consideration transferred related to mergers and acquisitions

Valuation of consideration transferred related to mergers and acquisitions — The Company determined that the contingent consideration related to the earnout provision and preferred share equivalents in connection with the MALKA Acquisition and Even Acquisition (each as defined herein) do not meet the criteria for equity treatment. For provisions that do not meet all the criteria for equity treatment, the contingent consideration is required to be recorded at fair value on the date of issuance, and each balance sheet date thereafter. Changes in the estimated fair value of the contingent consideration are recognized as a non-cash gain or loss on the statements of operations. As such, the MALKA and Even Financial earnout provision is recorded as a liability and any change in fair value is recognized in the Company’s statements of operations. The fair value of the MALKA and Even Financial earnout was estimated using a Monte Carlo Simulation Model.

The Company determined that the consideration related to the shares of MoneyLion’s Series A Redeemable Convertible Preferred Stock, par value $0.0001 per share (the “Series A Redeemable Convertible Preferred Stock”), transferred as part of the consideration for the Even Acquisition meets the criteria for equity treatment. The fair value of this consideration was estimated using a Monte Carlo Simulation Model and recorded to equity on the date of issuance.

Leases

Leases — Effective January 1, 2022, arrangements containing leases are evaluated as an operating or finance lease at lease inception. No finance leases were identified. For operating leases, the Company recognizes an operating right-of-use asset and operating lease liability at lease commencement based on the present value of lease payments over the lease term.

Since an implicit rate of return is not readily determinable for the Company’s leases, an incremental borrowing rate is used in determining the present value of lease payments. The incremental borrowing rate is determined using the rate of interest the Company pays to borrow funds on a collateralized basis, adjusted for differences in the lease term compared to the Company’s debt using the differences in daily U.S. treasury par yield curve that correspond to the terms of the Company’s lease and debt. These rates are updated on a quarterly basis for measurement of new lease obligations. Some leases include renewal options; however, generally it is not reasonably certain that these options will be exercised at lease commencement. Lease expense is recognized on a straight-line basis over the lease term. Leases with an initial term of 12 months or less are not recognized on the Company’s balance sheet. The Company separates lease and non-lease components for its real estate leases.